Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	Investment Managers Series Trust II
Central Index Key	0001587982
Amendment Flag	false
Document Creation Date	Apr. 30, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018